Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Share Based Payment Award Stock Options Valuation Assumptions

The fair value of options granted was estimated on the date of grant using the Black-Scholes option pricing model, with the following assumptions for each issuance of options:

Three months ended September 30, 2013
Risk-Free Interest Rate	1.95% - 2.02%
Expected Term	6.5 years
Expected Volatility	64.60% - 64.91%
Expected Dividend Yield	0.00%

The fair value of each stock option grant is estimated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended June 30, 2013	Year ended June 30, 2012
Risk-Free Interest Rates	1.01%-1.35%	(0.82)%-(0.39)%
Expected Term	6.5yrs	6.5yrs
Expected Volatility	65.45%-68.49%	58.8%-71.8%
Expected Dividend Yield	0.00%	0.00%
Forfeiture Rate	0.00%	0.00%

Schedule of Share Based Compensation Stock Options Activity

The following table summarizes activity under the plan for the three months ended September 30, 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life – Years	Aggregate Intrinsic Value
Outstanding as of June 30, 2013	5,255,781	$1.05	5.08 years	$5,110,000
Granted	529,999	2.04	10.00 years	—

Outstanding as of September 30, 2013	5,785,780	$0.88	5.37 years	$6,275,386

Exercisable as of September 30, 2013	3,662,932	$0.65	3.23 years	$5,715,131

The following table summarizes the activity under the plan:

	Year ended June 30, 2013		Year ended June 30, 2012
	Granted Shares	Weighted Average Exercise Price	Granted Shares	Weighted Average Exercise Price
Outstanding at beginning of year	4,873,174	$0.95	3,865,242	$0.58
Granted	746,688	1.80	1,094,278	2.25
Exercised	(70,000)	(0.18)	(20,130)	(0.28)
Forfeited	(294,081)	(1.68)	(66,216)	(0.58)

Outstanding at end of year	5,255,781	$1.05	4,873,174	$0.95

Exercisable at end of year	3,613,287	$0.65	3,261,834	$0.55

Non-vested at end of year	1,642,494	$1.88	1,611,340	$1.76

Schedule of Share Based Compensation Restricted Stock and Restricted Stock Units Activity

The following table summarizes stock award activity under the plan for the year ended June 30, 2013:

	Number of Shares	Weighted Average Grant- date Fair value
Balance, July 1, 2012	—	$—
Granted	15,565	1.65
Vested	(4,761)	1.65

Balance, June 30, 2013	10,804	$1.65

Schedule of Share Based Compensation Options Outstanding and Exercisable by Price Range

The following table summarizes outstanding and exercisable options by price range as of June 30, 2013:

					Exercisable Options
Exercise Prices	Number Outstanding as of June 30, 2013	Weighted Average Remaining Contractual Life-Years	Weighted Average Exercise Price	Aggregate Intrinsic Value as of June 30, 2013	Number Exercisable as of June 30, 2013	Weighted Average Remaining Contractual Life-Years	Weighted Average Exercise Price	Aggregate Intrinsic Value as of June 30, 2013
$0.00 - $0.24	461,000	5.01	$0.18	$816,170	421,000	4.96	$0.18	$745,370
$0.25 - $0.49	790,000	3.94	0.40	1,224,300	700,000	3.66	0.42	1,074,000
$0.50 - $0.74	1,216,100	2.67	0.52	1,737,935	1,200,553	2.61	0.52	1,716,947
$0.75 - $0.99	1,000,000	2.30	0.75	1,200,000	1,000,000	2.30	0.75	1,200,000
$1.00 - $1.24	10,000	3.22	1.01	9,400	10,000	3.22	1.01	9,400
$1.25 - $1.49	159,811	8.19	1.34	97,377	43,974	7.65	1.30	28,583
$1.50 - $1.74	33,991	9.37	1.53	14,276	—	—	—	—
$1.75 - $1.99	545,586	9.70	1.93	10,542	10,000	8.84	1.84	1,100
$2.00 - $2.24	271,322	8.77	2.11	—	54,299	8.77	2.11	—
$2.25 - $2.49	767,971	8.34	2.36	—	173,461	8.28	2.35	—

Total	5,255,781	5.08	$1.05	$5,110,000	3,613,287	3.45	$.65	$4,775,400